Loss Before Tax	12 Months Ended
Dec. 31, 2024
Loss Before Tax [Abstract]
LOSS BEFORE TAX
6.	LOSS BEFORE TAX

The Group’s loss before tax is arrived at after charging/(crediting):

	Notes	2024	2023	2022
		US$	US$	US$

Amortization of intangible assets (other than development costs)		-	-	187,198
Amortization of development costs (included in technology costs)	11	3,021,933	6,202,250	3,401,957
Depreciation of property and equipment (included in general, administrative and other operating expenses)	12	309,033	218,471	328,438
Depreciation of right-of-use assets (included in general, administrative and other operating expenses)	13(a)	712,003	743,956	871,157

Employee benefit expense:
Salaries, allowances and other benefits		20,310,898	18,392,916	26,805,750
Equity-settled share-based payment expense		3,179,214	6,629,044	14,430,835
Other long-term employee benefits expense/(credit)		-	109,702	(4,951,482)
Pension scheme contributions (defined contribution scheme)		1,322,973	1,179,399	1,419,470
Retirement benefits expense		79,131	56,672	75,376
Less:
Amount capitalized		(677,370)	(1,357,537)	(2,756,415)
Government grant recognized*		(64,232)	(78,703)	(733,655)
		24,150,614	24,931,493	34,289,879

Lease payments not included in measurement of lease liabilities (included in general, administrative and other operating expenses)	13(c)	11,126	42,931	157,264
Provision for expected credit losses	14	112,122	3,757	-
Impairment of goodwill (included in general, administrative and other operating expenses)#		-	-	4,382,926
Impairment of intangible assets (included in general, administrative and other operating expenses)	11	4,541,074	3,105,507	1,450,781
Changes in fair value of other derivative financial instruments (included in other income/expenses)	19, 20	-	9,536,904	1,139,938
Changes in fair value of warrant liabilities	21	(446,811)	47,796,528	(38,454)
Other equity-settled transactions (included in general, administrative and other operating expenses)	25	-	500,000	882,115
Gain on disposal of items of property and equipment, net (included in other income/expenses)		(7,068)	(3,690)	(4,539)
Gain on derecognition of convertible loans and bridge loan (included in other income/expenses)		-	-	(135,031)
Gain on disposal of assets in Malaysian operations (included in other income/expenses)		(600,000)	-	-
Reversal of provision for expected credit losses	14	-	(1,558)	(14,242)
Foreign exchange differences, net		4,783,117	(656,605)	4,051,710

*	Various government grants have been received for employment support schemes in related to covid-19 and other job support schemes.

#	During the year ended December 31, 2022, the Group recognized impairment losses of US$4,382,926 related to goodwill and US$1,450,781 related to intangible assets of the Seedly CGU, which arose mainly due to negative operating factors affecting the Seedly CGU. During the year ended December 31, 2022, the goodwill has been fully impaired.